CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 119.1	$ 87.8
Accrued liabilities	302.0	270.5
Employee related accrued liabilities	128.9	134.4
Total accounts payable and accrued liabilities	550.0	492.7
Accrued interest payable	$ 41.9	$ 25.3